Revenue Recognition (Details) - Schedule of revenue recognition pattern - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Revenue Recognition (Details) - Schedule of revenue recognition pattern [Line Items]
Total	$ 15,850	$ 8,806
Over Time Revenue [Member]
Revenue Recognition (Details) - Schedule of revenue recognition pattern [Line Items]
Total	10,047	7,473
Point-In-Time [Member]
Revenue Recognition (Details) - Schedule of revenue recognition pattern [Line Items]
Total	$ 5,803	$ 1,333